UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 27, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Entry Total:       $160,346,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204      237    10850 SH       Sole                                      10850
AT&T Inc.                      COM              00206r102     4676   180979 SH       Sole                                     180979
Abbott Labs                    COM              002824100     6102   115839 SH       Sole                                     115839
Amgen Inc                      COM              031162100      275     4589 SH       Sole                                       4589
Anglo American Plc New         COM              03485p201      522    23930 SH       Sole                                      23930
Apple Computer                 COM              037833100      386     1644 SH       Sole                                       1644
Archer Daniels Mid             COM              039483102      766    26500 SH       Sole                                      26500
BHP Billiton LTD               COM              088606108     1729    21527 SH       Sole                                      21527
BP PLC                         COM              055622104     1644    28812 SH       Sole                                      28812
Bank of Montreal               COM              063671101      549     9042 SH       Sole                                       9042
Bard C R Inc NFS LLC IS A      COM              067383109      445     5135 SH       Sole                                       5135
Barrick Gold Corp              COM              067901108     5335   139162 SH       Sole                                     139162
Baxter Intl Inc                COM              071813109      288     4950 SH       Sole                                       4950
Bristol Myers Squibb           COM              110122108     2355    88202 SH       Sole                                      88202
CGG Veritas                    COM              204386106      470    16590 SH       Sole                                      16590
CVS Caremark Corp              COM              126650100     1432    39162 SH       Sole                                      39162
Chesapeake Energy Corp         COM              165167107      504    21318 SH       Sole                                      21318
Chevron Corp                   COM              166764100     6056    79861 SH       Sole                                      79861
Cisco Systems                  COM              17275R102      751    28855 SH       Sole                                      28855
Colgate Palmolive              COM              194162103      238     2789 SH       Sole                                       2789
ConocoPhillips                 COM              20825c104     2577    50360 SH       Sole                                      50360
Covance Inc                    COM              222816100      211     3445 SH       Sole                                       3445
Devon Energy Corp              COM              25179M103      667    10356 SH       Sole                                      10356
Dominion Resources             COM              25746u109     4268   103825 SH       Sole                                     103825
Duke Energy Corp               COM              26441c105     1394    85403 SH       Sole                                      85403
Eli Lilly & Co Com             COM              532457108      375    10345 SH       Sole                                      10345
Emerson Elec                   COM              291011104     3289    65345 SH       Sole                                      65345
Encana Corp                    COM              292505104     3979   128224 SH       Sole                                     128224
Exxon Mobil Corp               COM              30231g102     5579    83300 SH       Sole                                      83300
FPL Group Inc.                 COM              302571104     2944    60906 SH       Sole                                      60906
FedEx Corp                     COM              31428x106      314     3365 SH       Sole                                       3365
First American Bankshares      COM                             756     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     5148    66690 SH       Sole                                      66690
General Electric               COM              369604103     4519   248311 SH       Sole                                     248311
General Mills                  COM              370334104     2101    29675 SH       Sole                                      29675
Goldcorp Inc                   COM              380956409     6455   173437 SH       Sole                                     173437
Grainger W W                   COM              384802104      281     2600 SH       Sole                                       2600
Gulf Keystone Petro            COM              g4209g100       20    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1290    28490 SH       Sole                                      28490
Illinois Tool Works            COM              452308109     1443    30475 SH       Sole                                      30475
Integrys Energy Group Inc.     COM              45822p105      233     4920 SH       Sole                                       4920
J.P. Morgan Chase & Co         COM              46625h100      224     5000 SH       Sole                                       5000
Jacobs Engineering Group Inc   COM              469814107      205     4538 SH       Sole                                       4538
Johnson Controls               COM              478366107      389    11777 SH       Sole                                      11777
Johnson&Johnson                COM              478160104     7250   111198 SH       Sole                                     111198
Kellogg Co                     COM              487836108     2690    50346 SH       Sole                                      50346
Kimberly Clark                 COM              494368103      456     7250 SH       Sole                                       7250
McDonald's Corp                COM              580135101     3532    52941 SH       Sole                                      52941
Merck & Co                     COM              58933y105     2358    63138 SH       Sole                                      63138
Monsanto Co. New               COM              61166w101      309     4326 SH       Sole                                       4326
Nestle SA                      COM              641069406     4196    81790 SH       Sole                                      81790
Newmont Mining Corp            COM              651639106     1623    31865 SH       Sole                                      31865
Northern States Financial Corp COM              665751103       37    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2893    53479 SH       Sole                                      53479
Occidental Petroleum           COM              674599105     4144    49020 SH       Sole                                      49020
Pepsico, Inc.                  COM              713448108     6045    91367 SH       Sole                                      91367
Petroleo Brasileiro SA         COM              71654v408      233     5230 SH       Sole                                       5230
Pfizer Inc                     COM              717081103      232    13547 SH       Sole                                      13547
Procter & Gamble               COM              742718109     6660   105264 SH       Sole                                     105264
Raytheon Co Com New            COM              755111507     3011    52717 SH       Sole                                      52717
Schlumberger                   COM              806857108     7763   122328 SH       Sole                                     122328
Southern Co                    COM              842587107     1221    36830 SH       Sole                                      36830
Stryker Medical                COM              863667101      495     8651 SH       Sole                                       8651
Suncor Energy Inc              COM              867224107     6502   199814 SH       Sole                                     199814
Syngenta AG Spons ADT          COM              87160a100      223     4015 SH       Sole                                       4015
Sysco Corp                     COM              871829107     1531    51905 SH       Sole                                      51905
Trimble Navigation             COM              896239100      220     7675 SH       Sole                                       7675
Union Pacific                  COM              907818108     2378    32442 SH       Sole                                      32442
Verizon Comm.                  COM              92343v104     4151   133809 SH       Sole                                     133809
Vodafone Group PLC             COM              92857w209      267    11464 SH       Sole                                      11464
Walgreen Co                    COM              931422109     5591   150739 SH       Sole                                     150739
Wells Fargo                    COM              949746101      205     6600 SH       Sole                                       6600
Wisconsin Energy               COM              976657106      706    14292 SH       Sole                                      14292
											FORM 13F INFORMATION TABLE